Supplement dated July 29, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus and
Prospectus dated May 1, 2024, for Protective® Executive Benefits Registered VUL policies issued by Protective Life Insurance Company
Protective COLI VUL
Supplement dated July 29, 2024, to the Initial Summary Prospectus, Updating Summary Prospectus and
Prospectus dated May 1, 2024, for Protective® Executive Benefits Registered VUL NY policies issued by Protective Life and Annuity Insurance Company
Protective NY COLI VUL
This Supplement amends certain information in your variable life insurance policy prospectus, initial summary prospectus, and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-265-1545.

The following funds of the Putnam Variable Trust in the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser and were revised as follows:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
International Equity	Putnam VT Focused International Equity Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	19.56%	9.15%	5.93%
International Equity	Putnam VT International Value Fund - Class IA - Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.88%	19.08%	9.96%	4.14%
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA - Putnam Investment Management, LLC ; Putnam Investments Limited; Franklin Advisers, Inc.	0.65%	44.89%	18.80%	14.68%
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.57%	15.92%	14.78%	10.54%
U.S. Equity	Putnam VT Research Fund - Class IA – Putnam Investment Management, LLC; The Putnam Advisory Company, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.74%	29.16%	16.45%	12.24%
U.S. Equity	Putnam VT Small Cap Value Fund - Class IA - Putnam Investment Management, LLC; Putnam Investments Limited; Franklin Advisers, Inc.	0.78%	24.13%	14.45%	8.09%
U.S. Equity	Putnam VT Sustainable Future Fund - Class IA – Putnam Investment Management, LLC; Putnam Investments Limited(1); Franklin Advisers, Inc.	0.82%	28.83%	12.56%	8.72%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at
1-800-265-1545. Please keep this Supplement for future reference.

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